INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 20, 2018	Apr. 17, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Israeli corporate tax rate			23.00%	24.00%	25.00%
Tax payment withheld					$ 20
Milestone payments received	$ 7,800	$ 400			$ 400
Upfront payment received			10,000			$ 10,000
United States [Member]
Net operating loss carryforward			$ 6,000
United States [Member] | Minimum [Member]
Year of expiration of operating loss carryforward			Dec. 31, 2021
United States [Member] | Maximum [Member]
Year of expiration of operating loss carryforward			Dec. 31, 2032
Domestic Tax Authority [Member]
Net operating loss carryforward			$ 244,800